Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) (PREMA LIFE PTY. LTD) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
PREMA LIFE PTY. LTD. [Member]
Other payables and accrued liabilities	$ 166,180	$ 323,487	$ 592,321